Cash from operations (Tables)	12 Months Ended
Dec. 31, 2022
Cash from operations
Schedule of cash flow from operations

	2022	2021	2020
	$’000	$'000	$'000
Reconciliation:
Loss before income tax	(543,850)	(8,141)	(152,853)
Adjustments:
Depreciation of property, plant and equipment (note 7 and 8)	421,920	344,716	373,247
Amortization of intangible assets (note 15)	47,330	38,166	35,415
Impairment of property, plant and equipment and prepaid land rent (note 7)	38,157	51,113	27,594
(Reversal of loss allowance)/loss allowance on trade receivables (note 8.1)	(4,446)	(34,031)	13,081
Impairment of withholding tax receivables (note 8)	52,334	61,810	31,533
Impairment of goodwill (note 8)	121,596	—	—
Amortization of prepaid site rent	9,176	8,321	4,459
Net loss/(gain) on disposal of plant, property and equipment (note 8)	3,382	(2,499)	(764)
Insurance claim income (note 9)	(2,092)	(6,861)	(14,987)
Interest expense (note 11)	872,029	422,034	633,766
Interest income (note 10)	(15,825)	(25,522)	(148,968)
Share‑based payment expense (note 28)	13,265	11,780	8,342
Impairment/(reversal of impairment) of inventory	138	(315)	4,599
Reversal of decommissioning through profit and loss	—	(2,671)	—
Operating profit before working capital changes	1,013,114	857,900	814,464

Changes in working capital
(Increase)/decrease in inventory	(37,750)	6,689	(8,482)
Increase in trade and other receivables	(141,723)	(164,382)	(130,265)
Increase/(decrease) in trade and other payables	133,233	87,866	(19,018)
Net movement in working capital	(46,240)	(69,827)	(157,765)

Cash from operations	966,874	788,073	656,699